INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax expense (benefit)
Current:	2018	2017
Federal State and local	$—	—
Total Current	$—	—
Deferred:
Federal State and local benefit	$(1,129,273)	(791,570)
Net operating loss, net of state tax effect	(84,070)	(47,462)
Meals and entertainment	2,183	2,736
Stock based expenses	235,256	—
Other	84,071	56,796
Allowance	891,833	779,500
Total Benefit	$—	—

Income tax rate reconciliation
	2018	2017
Statutory rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Stock based compensation	(0%)	(0%)
Net operating loss, net of state tax effect	(1%)	(1%)
Other	(1%)	(1%)
Total	—	—

Deferred tax assets (liabilities)
Current deferred tax assets (liabilities):	2018	2017
Valuation allowance	$—	—
Total current deferred tax asset (liability)	$—	—

Noncurrent deferred tax assets (liabilities):
Intangible assets amortization	$620,447	460,773
Net operating loss carry forwards	1,681,403	949,243
Stock base compensation	1,287,336	1,287,336
Other	98,927	98,927
Less; Valuation allowance	$(3,688,113)	(2,796,279)
Total noncurrent deferred tax asset (liability)	—	—

Total deferred tax asset (liability)	$—	—